Condensed Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (330,883)	$ (90,380)	$ (91,513)
Legal settlement, net of insurance recoveries	0	0	(10,000)
Interest income	7,365	4,632	2,408
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(189,938)	(95,012)	(50,068)
Foreign currency exchange loss, net	(2,040)	8,327	(613)
Others	7,135	618	(87)
(Loss) earnings before income taxes	(604,813)	362,677	(254,908)
Equity in (loss) earnings from subsidiaries	(787)	3,570	(3,343)
Income tax expense	(4,141)	(66,210)	20,912
Net (loss) income available to LDK Solar Co., Ltd. shareholders	(655,459)	290,797	(234,225)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	4,534	0	0
General and administrative expenses	(13,667)	(7,769)	(7,229)
Legal settlement, net of insurance recoveries	0	0	(10,000)
Interest income	65	119	1
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(30,508)	(19,278)	(14,574)
Foreign currency exchange loss, net	(10,871)	0	0
Others	4,836	55	(3)
(Loss) earnings before income taxes	(45,611)	(26,873)	(31,805)
Equity in (loss) earnings from subsidiaries	(609,848)	318,986	(202,420)
Income tax expense	0	(1,316)	0
Net (loss) income available to LDK Solar Co., Ltd. shareholders	$ (655,459)	$ 290,797	$ (234,225)